Leases (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Right Use Assets
The changes in the carrying value of ROU assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2019	$—	$—	$—	$—	$—
On adoption of IFRS 16	178,958	39	34	522	179,553
Additions	17,826	—	—	32	17,858
Terminations/modifications	(2,614)	—	—	—	(2,614)
Translation adjustments	(10,331)	(5)	(2)	(39)	(10,377)

Balance as at March 31, 2020	$183,839	$34	$32	$515	$184,420

Accumulated depreciation
Balance as at April 1, 2019	$—	$—	$—	$—	$—
Depreciation	26,361	17	13	295	26,686
Terminations/modifications	(69)	—	—	—	(69)
Translation adjustments	(1,277)	(1)	(1)	(16)	(1,295)

Balance as at March 31, 2020	$25,015	$16	$12	$279	$25,322

Net carrying value as at March 31, 2020	$158,824	$18	$20	$236	$159,098

Summary of Quantitative Information About Lease Liabilities
The company’s operating lease commitment as per IAS 17 as at March 31, 2019 and lease liability as per IFRS 16 recognised in the statement of financial position as at April 1, 2019 is reconciled as follows:

Amount
Total operating lease commitments disclosed at March 31, 2019	$161,919
Recognition exemption
Leases with remaining life of less than 12 months	(523)
Adjustments required under IFRS 16
Practical expedient for maintenance charges	15,225
Lease commencement s after transition date	(5,823)
Others	(2,593)
Leased assets (other than premises) recognized as required by the new standard	638

Gross lease liability before discounting	$168,843
Effect of discounting using incremental borrowing rate	(35,602)
Discounted lease liability	133,241
Lease liability with respect to exercising reasonably certain extension options	61,544

Total lease liabilities recognized under IFRS 16 at April 1, 2019	$194,785

Summary of Movement in Lease Liabilities
The following is the movement in lease liabilities during the year ended March 31, 2020.

Lease liabilities	Amount
Balance as at April 1, 2019	$—
On adoption of IFRS 16	194,785
Additions	16,044
Terminations/modifications	(2,535)
Finance expense	14,782
Payment of lease liabilities	(34,094)
Translation adjustments	(10,090)

Balance as at March 31, 2020	$178,892

Summary of Contractual Maturities of Lease Liabilities
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2020, on an undiscounted
basis:

Tenure	Amount
Less than 1 year	$35,110
1-3 years	64,065
3-5 years	56,075
More than 5 years	92,055

Total	$247,305